Investments in Unconsolidated Affiliates (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments

Our net investments in and earnings from our unconsolidated affiliates are as follows (in millions, unless otherwise stated):

	Ownership Percentage		Investment		Earnings (Loss) from Unconsolidated Affiliates
	March 31,		March 31,	December 31,	Three Months Ended March 31,
	2017		2017	2016	2017	2016
Stagecoach Gas Services LLC(1)	50.00%		$864.9	$871.0	$6.0	$—
Jackalope Gas Gathering Services, L.L.C.(2)	50.00	%(3)	193.2	197.2	1.8	5.1
Tres Palacios Holdings LLC(4)	50.01%		39.5	39.0	0.5	0.8
Powder River Basin Industrial Complex, LLC(5)	50.01%		8.4	8.7	—	0.6
Crestwood Permian Basin Holdings LLC(6)	50.00%		(0.7)	(0.5)	(0.2)	—

Total			$1,105.3	$1,115.4	$8.1	$6.5

(1)	As of March 31, 2017, our equity in the underlying net assets of Stagecoach Gas Services LLC (Stagecoach Gas) exceeded our investment balance by approximately $51.4 million. This excess amount is entirely attributable to goodwill and, as such, is not subject to amortization. Our Stagecoach Gas investment is included in our storage and transportation segment.
(2)	As of March 31, 2017, our equity in the underlying net assets of Jackalope Gas Gathering Services, L.L.C. (Jackalope) exceeded our investment balance by approximately $0.8 million. We amortize this amount over 20 years, which represents the life of Jackalope’s gathering agreement with Chesapeake Energy Corporation (Chesapeake), and we reflect the amortization as an increase in our earnings from unconsolidated affiliates. Our Jackalope investment is included in our gathering and processing segment.
(3)	Excludes non-controlling interests related to our investment in Jackalope.
(4)	As of March 31, 2017, our equity in the underlying net assets of Tres Palacios Holdings LLC (Tres Holdings) exceeded our investment balance by approximately $27.5 million. We amortize this amount over the life of the Tres Palacios Gas Storage LLC (Tres Palacios) sublease agreement, and we reflect the amortization as an increase in our earnings from unconsolidated affiliates. Our Tres Holdings investment is included in our storage and transportation segment.
(5)	As of March 31, 2017, our equity in the underlying net assets of Powder River Basin Industrial Complex, LLC (PRBIC) exceeded our investment balance by approximately $15.1 million. We amortize a portion of this amount over the life of PRBIC’s property, plant and equipment and its agreement with Chesapeake, and we reflect the amortization as an increase in our earnings from unconsolidated affiliates. Our PRBIC investment is included in our storage and transportation segment.
(6)	As of March 31, 2017, our equity in the underlying net assets of Crestwood Permian approximated our investment balance. Our Crestwood Permian investment is included in our gathering and processing segment.

Summarized Financial Information of Unconsolidated Affiliates

Below is the summarized operating results for our significant unconsolidated affiliates (in millions; amounts represent 100% of unconsolidated affiliate information):

	Three Months Ended March 31,
	2017			2016
	Operating Revenues	Operating Expenses	Net Income (Loss)	Operating Revenues	Operating Expenses	Net Income
Stagecoach Gas	$42.0	$19.4	$22.6	$—	$—	$—
Other(1)	19.9	16.2	3.7	30.4	18.9	11.5

Total	$61.9	$35.6	$26.3	$30.4	$18.9	$11.5

(1)	Includes our Jackalope, Tres Holdings, PRBIC and Crestwood Permian equity investments. We amortize the excess basis in our equity investments as an increase in our earnings from unconsolidated affiliates. We recorded amortization of the excess basis in our Jackalope equity investment of less than $0.1 million for both the three months ended March 31, 2017 and 2016. We recorded amortization of the excess basis in our Tres Holdings equity investment of approximately $0.3 million for both the three months ended March 31, 2017 and 2016. We recorded amortization of the excess basis in our PRBIC equity investment of approximately $0.2 million and $0.4 million for the three months ended March 31, 2017 and 2016.

Distributions and Contributions

	Distributions		Contributions
	Three Months Ended March 31,		Three Months Ended March 31,
	2017	2016	2017	2016
Stagecoach Gas(1)	$12.1	$—	$—	$—
Jackalope	5.9	5.1	0.1	—
Tres Holdings(1)	—	—	—	5.5
PRBIC	0.3	0.6	—	—
Crestwood Permian	—	—	—	—

Total	$18.3	$5.7	$0.1	$5.5

(1)	In May 2017, we received a cash distribution from Stagecoach Gas and Tres Holdings of approximately $11.7 million and $2.7 million, respectively.

	December 31,
	2016					2015
	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Members’ Equity	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Members’ Equity
Stagecoach(1)	$57.0	$1,807.6	$6.0	$4.1	$1,854.5	$—	$—	$—	$—	$—
Other(2)	45.7	640.6	19.5	73.3	593.5	34.3	677.8	20.9	75.7	615.5

Total	$102.7	$2,448.2	$25.5	$77.4	$2,448.0	$34.3	$677.8	$20.9	$75.7	$615.5

	For the Years Ended December 31,
	2016			2015			2014
	Operating Revenues	Operating Expenses	Net Income	Operating Revenues	Operating Expenses	Net Income	Operating Revenues	Operating Expenses	Net Income
Stagecoach	$99.3	$44.1	$55.3	$—	$—	$—	$—	$—	$—
Other(1)	116.1	103.9	12.0	104.7	79.5	24.9	35.6	30.4	5.2

Total	$215.4	$148.0	$67.3	$104.7	$79.5	$24.9	$35.6	$30.4	$5.2

	Ownership Percentage		Investment		Earnings (Loss) from Unconsolidated Affiliates
	December 31,		December 31,		Year Ended December 31,
	2016		2016	2015	2016		2015		2014
Stagecoach Gas Services LLC	50.00%		$871.0	$—	$15.9		$—		$—
Jackalope Gas Gathering Services, L.L.C.	50.00	%(1)	197.2	202.4	20.8		(43.4	)(3)	0.5
Tres Palacios Holdings LLC	50.01%		39.0	36.8	(0.3)		2.5		0.2
Powder River Basin Industrial Complex, LLC(2)	50.01%		8.7	15.1	(4.4	)(3)	(19.9	)(3)	(1.4)
Crestwood Permian Basin Holdings LLC	50.00%		(0.5)	—	(0.5)		—		—

Total			$1,115.4	$254.3	$31.5		$(60.8)		$(0.7)